First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
April 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.3%
	Aerospace & Defense – 3.8%
11,911	General Dynamics Corp.	$2,817,309
5,355	Lockheed Martin Corp.	2,314,002
		5,131,311
	Beverages – 5.1%
55,094	Coca-Cola (The) Co.	3,559,624
19,982	PepsiCo, Inc.	3,431,109
		6,990,733
	Biotechnology – 3.1%
9,802	AbbVie, Inc.	1,439,718
5,879	Amgen, Inc.	1,370,924
24,574	Gilead Sciences, Inc.	1,458,221
		4,268,863
	Capital Markets – 2.8%
5,210	CME Group, Inc.	1,142,761
2,427	FactSet Research Systems, Inc.	979,270
14,749	Intercontinental Exchange, Inc.	1,708,082
		3,830,113
	Chemicals – 2.0%
5,315	Air Products and Chemicals, Inc.	1,244,082
4,684	Linde PLC	1,461,221
		2,705,303
	Commercial Services & Supplies – 4.0%
18,282	Republic Services, Inc.	2,454,724
17,928	Waste Management, Inc.	2,948,080
		5,402,804
	Communications Equipment – 3.6%
56,005	Cisco Systems, Inc.	2,743,125
10,398	Motorola Solutions, Inc.	2,221,949
		4,965,074
	Containers & Packaging – 1.0%
118,192	Amcor PLC	1,401,757
	Distributors – 0.7%
7,159	Genuine Parts Co.	931,028
	Diversified Financial Services – 2.2%
9,427	Berkshire Hathaway, Inc., Class B (a)	3,043,318
	Diversified Telecommunication Services – 2.0%
58,998	Verizon Communications, Inc.	2,731,607
	Electric Utilities – 8.3%
20,074	American Electric Power Co., Inc.	1,989,534
Shares	Description	Value

	Electric Utilities (Continued)
18,398	Duke Energy Corp.	$2,026,724
17,070	Evergy, Inc.	1,158,200
16,471	Exelon Corp.	770,513
86,024	PPL Corp.	2,435,339
40,243	Southern (The) Co.	2,953,434
		11,333,744
	Electrical Equipment – 1.0%
10,402	AMETEK, Inc.	1,313,357
	Electronic Equipment, Instruments & Components – 3.5%
32,230	Amphenol Corp., Class A	2,304,445
5,715	Teledyne Technologies, Inc. (a)	2,466,308
		4,770,753
	Food & Staples Retailing – 1.3%
11,395	Walmart, Inc.	1,743,321
	Food Products – 3.4%
11,122	Hershey (The) Co.	2,511,014
32,160	Mondelez International, Inc., Class A	2,073,677
		4,584,691
	Health Care Equipment & Supplies – 2.8%
9,047	Abbott Laboratories	1,026,835
20,340	Baxter International, Inc.	1,445,360
5,569	Becton Dickinson and Co.	1,376,601
1,114	Embecta Corp. (a)	33,899
		3,882,695
	Health Care Providers & Services – 0.9%
2,360	UnitedHealth Group, Inc.	1,200,178
	Hotels, Restaurants & Leisure – 3.6%
13,297	McDonald’s Corp.	3,313,080
13,867	Yum! Brands, Inc.	1,622,578
		4,935,658
	Household Products – 5.9%
7,385	Church & Dwight Co., Inc.	720,481
37,936	Colgate-Palmolive Co.	2,922,969
7,592	Kimberly-Clark Corp.	1,053,997
21,318	Procter & Gamble (The) Co.	3,422,605
		8,120,052
	Industrial Conglomerates – 1.9%
9,028	3M Co.	1,302,018
6,551	Honeywell International, Inc.	1,267,684
		2,569,702

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance – 6.6%
18,275	Aflac, Inc.	$1,046,792
10,720	Arthur J. Gallagher & Co.	1,806,213
6,711	Assurant, Inc.	1,220,597
17,959	Loews Corp.	1,128,543
16,223	Marsh & McLennan Cos., Inc.	2,623,259
10,803	Progressive (The) Corp.	1,159,810
		8,985,214
	IT Services – 9.4%
12,172	Automatic Data Processing, Inc.	2,655,687
28,413	Cognizant Technology Solutions Corp., Class A	2,298,612
19,166	International Business Machines Corp.	2,533,937
24,639	Paychex, Inc.	3,122,500
12,326	VeriSign, Inc. (a)	2,202,533
		12,813,269
	Machinery – 2.0%
7,284	Dover Corp.	970,957
9,159	Illinois Tool Works, Inc.	1,805,331
		2,776,288
	Multiline Retail – 1.2%
6,770	Dollar General Corp.	1,608,078
	Multi-Utilities – 5.8%
10,091	Ameren Corp.	937,454
18,242	CMS Energy Corp.	1,253,043
13,903	Consolidated Edison, Inc.	1,289,364
4,302	Dominion Energy, Inc.	351,215
17,819	DTE Energy Co.	2,335,002
25,101	NiSource, Inc.	730,941
15,127	Public Service Enterprise Group, Inc.	1,053,747
		7,950,766
	Pharmaceuticals – 4.1%
26,594	Bristol-Myers Squibb Co.	2,001,730
19,567	Johnson & Johnson	3,531,061
		5,532,791
	Road & Rail – 0.9%
5,510	Union Pacific Corp.	1,290,938
	Specialty Retail – 1.8%
3,991	Home Depot (The), Inc.	1,198,896
2,030	O’Reilly Automotive, Inc. (a)	1,231,297
		2,430,193
	Tobacco – 0.6%
7,872	Philip Morris International, Inc.	787,200
	Total Common Stocks	130,030,799
	(Cost $119,949,242)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 4.4%
	Equity Real Estate Investment Trusts – 4.4%
7,154	AvalonBay Communities, Inc.	$1,627,392
25,666	Duke Realty Corp.	1,405,213
42,553	Healthpeak Properties, Inc.	1,396,164
23,563	Realty Income Corp.	1,634,330
	Total Real Estate Investment Trusts	6,063,099
	(Cost $6,222,681)
	Total Investments – 99.7%	136,093,898
	(Cost $126,171,923)
	Net Other Assets and Liabilities – 0.3%	385,094
	Net Assets – 100.0%	$136,478,992

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 130,030,799	$ 130,030,799	$ —	$ —
Real Estate Investment Trusts*	6,063,099	6,063,099	—	—
Total Investments	$ 136,093,898	$ 136,093,898	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
April 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 92.4%
	Australia – 4.4%
5,815	ASX Ltd. (b)	$351,573
14,050	Australia & New Zealand Banking Group Ltd. (b)	267,360
39,148	Brambles Ltd. (b)	289,081
21,105	Coles Group Ltd. (b)	277,503
158,998	Medibank Pvt Ltd. (b)	357,291
10,605	National Australia Bank Ltd. (b)	242,098
24,294	Suncorp Group Ltd. (b)	195,056
107,177	Telstra Corp., Ltd. (b)	304,238
9,326	Wesfarmers Ltd. (b)	322,709
12,335	Westpac Banking Corp. (b)	206,488
12,231	Woolworths Group Ltd. (b)	330,886
		3,144,283
	Belgium – 1.5%
7,187	Etablissements Franz Colruyt N.V. (b)	263,913
8,283	Groupe Bruxelles Lambert S.A. (b)	781,588
		1,045,501
	Bermuda – 0.6%
67,583	CK Infrastructure Holdings Ltd. (b)	454,388
	Cayman Islands – 0.6%
65,334	CK Hutchison Holdings Ltd. (b)	458,509
	Denmark – 0.9%
1,561	Carlsberg A.S., Class B (b)	198,299
3,354	Novozymes A.S., Class B (b)	233,806
9,949	Tryg A.S. (b)	236,558
		668,663
	France – 8.7%
3,611	Air Liquide S.A. (b)	624,733
11,256	AXA S.A. (b)	297,778
11,596	Bouygues S.A. (b)	398,708
10,354	Bureau Veritas S.A. (b)	297,436
6,749	Danone S.A. (b)	408,120
2,385	Eiffage S.A. (b)	235,516
25,435	Engie S.A. (b)	300,145
18,463	Getlink SE (b)	337,857
6,636	La Francaise des Jeux SAEM (b) (c) (d)	247,795
4,657	Legrand S.A. (b)	412,676
85,558	Orange S.A. (b)	1,018,602
2,518	Pernod Ricard S.A. (b)	519,675
5,705	Sanofi (b)	602,990
3,759	Thales S.A. (b)	481,246
		6,183,277
	Germany – 7.5%
2,746	Allianz SE (b)	619,591
4,389	BASF SE (b)	231,138
5,985	Beiersdorf AG (b)	601,136
Shares	Description	Value

	Germany (Continued)
3,821	Deutsche Boerse AG (b)	$665,215
18,734	Deutsche Telekom AG (b)	345,102
32,637	E.ON SE (b)	339,652
19,553	Evonik Industries AG (b)	511,436
2,213	Hannover Rueck SE (b)	343,968
4,530	Henkel AG & Co., KGaA (b)	287,479
2,490	LEG Immobilien SE (b)	255,301
1,310	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	311,964
2,860	Symrise AG (b)	340,324
9,360	Uniper SE (b)	240,596
6,362	Vonovia SE (b)	253,468
		5,346,370
	Hong Kong – 8.2%
82,166	BOC Hong Kong Holdings Ltd. (b)	297,430
147,035	CLP Holdings, Ltd. (b)	1,434,823
30,151	Hang Seng Bank Ltd. (b)	533,838
705,752	Hong Kong & China Gas Co., Ltd. (b)	778,388
269,649	MTR Corp., Ltd. (b)	1,432,674
210,546	Power Assets Holdings Ltd.	1,418,040
		5,895,193
	Ireland – 0.6%
3,621	Kerry Group PLC, Class A (b)	399,631
	Israel – 0.9%
2,721	Check Point Software Technologies Ltd. (e)	343,635
8,596	Mizrahi Tefahot Bank Ltd. (b)	317,963
		661,598
	Italy – 3.1%
30,764	Assicurazioni Generali S.p.A. (b)	582,457
4,495	Recordati Industria Chimica e Farmaceutica S.p.A. (b)	216,607
154,777	Snam S.p.A. (b)	848,890
65,034	Terna-Rete Elettrica Nazionale S.p.A. (b)	530,423
		2,178,377
	Japan – 18.8%
7,200	Aeon Co., Ltd. (b)	136,838
5,900	Ajinomoto Co., Inc. (b)	153,291
4,200	Bridgestone Corp. (b)	153,946
29,900	Chubu Electric Power Co., Inc. (b)	301,842
5,800	Daiwa House Industry Co., Ltd. (b)	139,433
41,200	Daiwa Securities Group, Inc. (b)	201,926
49,000	ENEOS Holdings, Inc. (b)	172,412
5,300	ITOCHU Corp. (b)	159,959

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
32,400	Japan Post Bank Co., Ltd. (b)	$244,435
22,800	Japan Post Holdings Co., Ltd. (b)	159,870
29,500	Japan Tobacco, Inc. (b)	501,848
23,600	Kansai Electric Power (The) Co., Inc. (b)	206,878
8,500	Kansai Paint Co. Ltd. (b)	117,061
7,300	Kao Corp. (b)	292,573
10,400	KDDI Corp. (b)	344,393
19,400	Kirin Holdings Co., Ltd. (b)	282,808
3,000	Kyocera Corp. (b)	157,521
5,300	Lawson, Inc. (b)	194,935
13,300	Lion Corp. (b)	137,036
26,600	McDonald’s Holdings Co., Japan Ltd. (b)	1,055,298
10,400	Medipal Holdings Corp. (b)	171,271
7,300	MEIJI Holdings Co., Ltd. (b)	363,883
9,300	Mitsubishi Corp. (b)	312,252
17,100	Mitsubishi Electric Corp. (b)	179,110
16,700	Mitsubishi Estate Co., Ltd. (b)	243,262
38,900	Mitsubishi HC Capital, Inc. (b)	175,029
31,600	Mitsubishi UFJ Financial Group, Inc. (b)	183,703
19,800	Mizuho Financial Group, Inc. (b)	240,426
9,500	MS&AD Insurance Group Holdings, Inc. (b)	282,789
12,900	Nippon Telegraph & Telephone Corp. (b)	380,155
37,000	Nisshin Seifun Group, Inc. (b)	493,241
3,600	Nissin Foods Holdings Co., Ltd. (b)	250,426
8,300	Ono Pharmaceutical Co., Ltd. (b)	213,232
15,900	Osaka Gas Co., Ltd. (b)	286,572
6,400	Otsuka Holdings Co., Ltd. (b)	215,056
51,300	Resona Holdings, Inc. (b)	223,074
5,000	Secom Co., Ltd. (b)	351,772
8,600	Sekisui House Ltd. (b)	149,364
33,000	Shizuoka Bank (The), Ltd. (b)	213,512
84,700	Softbank Corp. (b)	985,727
4,200	Sohgo Security Services Co., Ltd. (b)	116,671
5,600	Sompo Holdings, Inc. (b)	227,976
13,400	Sumitomo Corp. (b)	212,037
5,900	Sumitomo Mitsui Financial Group, Inc. (b)	178,262
6,200	Sumitomo Mitsui Trust Holdings, Inc. (b)	192,433
4,200	Taisho Pharmaceutical Holdings Co., Ltd. (b)	165,429
12,100	Takeda Pharmaceutical Co., Ltd. (b)	351,100
3,400	Tokio Marine Holdings, Inc. (b)	183,834
11,600	Tokyo Gas Co., Ltd. (b)	222,192
3,700	Trend Micro, Inc. (b)	206,301
9,400	USS Co., Ltd. (b)	156,492
Shares	Description	Value

	Japan (Continued)
8,600	Yamato Holdings Co., Ltd. (b)	$160,923
		13,401,809
	Netherlands – 4.7%
3,306	Akzo Nobel N.V. (b)	286,784
32,352	Davide Campari-Milano N.V. (b)	365,033
4,372	Heineken Holding N.V. (b)	341,288
9,927	JDE Peet’s N.V. (b)	292,043
18,999	Koninklijke Ahold Delhaize N.V. (b)	560,394
2,325	Koninklijke DSM N.V. (b)	390,855
113,938	Koninklijke KPN N.V. (b)	393,154
5,976	NN Group N.V. (b)	292,714
4,562	Wolters Kluwer N.V. (b)	460,684
		3,382,949
	New Zealand – 0.5%
122,668	Spark New Zealand Ltd. (b)	387,961
	Norway – 1.0%
43,849	Orkla ASA (b)	355,819
25,238	Telenor ASA (b)	355,943
		711,762
	Singapore – 9.2%
68,900	City Developments Ltd. (b)	422,434
21,000	DBS Group Holdings Ltd. (b)	509,473
90,100	Keppel Corp., Ltd. (b)	444,355
63,200	Oversea-Chinese Banking Corp., Ltd. (b)	561,127
58,700	Singapore Exchange Ltd. (b)	413,034
395,500	Singapore Technologies Engineering Ltd. (b)	1,164,793
291,700	Singapore Telecommunications Ltd. (b)	582,174
26,600	United Overseas Bank Ltd. (b)	569,406
164,900	UOL Group Ltd. (b)	866,473
53,600	Venture Corp. Ltd. (b)	657,990
118,300	Wilmar International Ltd. (b)	377,104
		6,568,363
	Spain – 2.4%
28,372	Enagas S.A. (b)	613,479
18,532	Iberdrola S.A. (b)	212,948
14,107	Naturgy Energy Group S.A. (b)	424,371
24,288	Red Electrica Corp. S.A. (b)	489,021
		1,739,819
	Sweden – 3.3%
12,832	Essity AB, Class B (b)	338,393
5,369	Industrivarden AB, Class A (b)	137,567
6,154	Industrivarden AB, Class C (b)	154,954
21,191	Svenska Handelsbanken AB, Class A (b)	213,739
11,002	Swedbank AB, Class A (b)	174,043
28,172	Swedish Match AB (b)	224,384

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Sweden (Continued)
23,666	Tele2 AB, Class B (b)	$313,676
196,858	Telia Co., AB (b)	817,082
		2,373,838
	Switzerland – 9.6%
4,127	Baloise Holding AG (b)	717,854
8,533	Nestle S.A. (b)	1,101,560
9,175	Novartis AG (b)	810,788
1,339	Roche Holding AG (b)	496,520
718	Swiss Life Holding AG (b)	419,826
8,157	Swiss Prime Site AG (b)	797,302
4,240	Swiss Re AG (b)	347,709
2,286	Swisscom AG (b)	1,351,714
1,767	Zurich Insurance Group AG (b)	804,462
		6,847,735
	United Kingdom – 5.9%
5,114	Admiral Group PLC (b)	160,975
8,940	Bunzl PLC (b)	344,911
2,909	Intertek Group PLC (b)	181,274
49,917	National Grid PLC (b)	741,616
23,457	Phoenix Group Holdings PLC (b)	177,673
5,016	Reckitt Benckiser Group PLC (b)	391,176
16,272	RELX PLC (b)	484,751
17,247	Severn Trent PLC (b)	677,833
5,375	Unilever PLC (b)	249,884
46,643	United Utilities Group PLC (b)	670,279
97,561	Vodafone Group PLC (b)	147,703
		4,228,075
	Total Common Stocks	66,078,101
	(Cost $68,526,319)
REAL ESTATE INVESTMENT TRUSTS (a) – 6.6%
	Australia – 0.6%
27,383	Dexus (b)	214,096
52,030	GPT (The) Group (b)	184,960
		399,056
	France – 0.5%
3,201	Gecina S.A. (b)	360,587
	Hong Kong – 1.2%
101,650	Link REIT (b)	878,031
	Singapore – 4.0%
688,100	Ascendas Real Estate Investment Trust (b)	1,415,751
302,700	CapitaLand Integrated Commercial Trust (b)	507,202
379,400	Mapletree Commercial Trust (b)	510,264
335,643	Mapletree Logistics Trust (b)	431,074
		2,864,291
Shares	Description	Value

	United Kingdom – 0.3%
13,544	Segro PLC (b)	$226,755
	Total Real Estate Investment Trusts	4,728,720
	(Cost $4,996,371)
	Total Investments – 99.0%	70,806,821
	(Cost $73,522,690)
	Net Other Assets and Liabilities – 1.0%	680,937
	Net Assets – 100.0%	$71,487,758

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2022, securities noted as such are valued at $69,045,146 or 96.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.

Currency Exposure Diversification	% of Total Investments
Euro	29.1%
Japanese Yen	18.9
Singapore Dollar	13.3
Hong Kong Dollar	10.9
Swiss Franc	9.7
British Pound Sterling	6.3
Australian Dollar	5.0
Swedish Krona	3.4
Norwegian Krone	1.0
Danish Krone	0.9
New Zealand Dollar	0.5
United States Dollar	0.5
Israeli Shekel	0.5
Total	100.0%

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Sector Allocation	% of Total Investments
Financials	21.1%
Utilities	15.8
Consumer Staples	15.1
Industrials	12.6
Communication Services	10.9
Real Estate	10.9
Health Care	4.6
Materials	3.9
Consumer Discretionary	3.0
Information Technology	1.9
Energy	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Hong Kong	$ 5,895,193	$ 1,418,040	$ 4,477,153	$ —
Israel	661,598	343,635	317,963	—
Other Country Categories*	59,521,310	—	59,521,310	—
Real Estate Investment Trusts*	4,728,720	—	4,728,720	—
Total Investments	$ 70,806,821	$ 1,761,675	$ 69,045,146	$—

*	See Portfolio of Investments for country breakout.

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments
April 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 78.9%
	Aerospace & Defense – 0.6%
812	Woodward, Inc.	$89,710
	Air Freight & Logistics – 0.3%
660	Atlas Air Worldwide Holdings, Inc. (a)	45,500
	Auto Components – 0.7%
3,488	Gentex Corp.	102,373
	Banks – 3.1%
2,584	Associated Banc-Corp.	51,551
1,434	Bank OZK	55,094
1,405	Commerce Bancshares, Inc.	96,060
498	Cullen/Frost Bankers, Inc.	65,880
7,214	Northwest Bancshares, Inc.	91,474
1,392	Prosperity Bancshares, Inc.	91,009
3,705	Valley National Bancorp	44,386
		495,454
	Biotechnology – 0.3%
306	United Therapeutics Corp. (a)	54,333
	Building Products – 1.2%
440	Carlisle Cos., Inc.	114,119
381	Lennox International, Inc.	81,225
		195,344
	Capital Markets – 1.8%
284	Affiliated Managers Group, Inc.	35,662
441	Evercore, Inc., Class A	46,636
1,263	Janus Henderson Group PLC	38,496
1,171	Jefferies Financial Group, Inc.	36,020
1,742	SEI Investments Co.	97,064
568	Stifel Financial Corp.	35,131
		289,009
	Chemicals – 3.2%
1,128	Ashland Global Holdings, Inc.	118,406
736	Balchem Corp.	90,675
1,253	RPM International, Inc.	103,874
1,283	Sensient Technologies Corp.	108,542
2,854	Valvoline, Inc.	86,276
		507,773
	Commercial Services & Supplies – 2.3%
1,447	ABM Industries, Inc.	69,847
648	Clean Harbors, Inc. (a)	67,995
733	MSA Safety, Inc.	88,466
1,754	Stericycle, Inc. (a)	88,033
337	Tetra Tech, Inc.	46,937
		361,278
	Communications Equipment – 0.8%
778	Ciena Corp. (a)	42,922
Shares	Description	Value

	Communications Equipment (Continued)
5,313	Viavi Solutions, Inc. (a)	$76,189
		119,111
	Construction & Engineering – 1.6%
1,127	AECOM	79,521
707	EMCOR Group, Inc.	75,282
3,853	MDU Resources Group, Inc.	99,253
		254,056
	Construction Materials – 0.3%
383	Eagle Materials, Inc.	47,231
	Consumer Finance – 0.3%
2,783	SLM Corp.	46,560
	Containers & Packaging – 2.0%
877	AptarGroup, Inc.	100,706
2,351	Silgan Holdings, Inc.	104,314
1,788	Sonoco Products Co.	110,695
		315,715
	Diversified Consumer Services – 1.5%
433	Grand Canyon Education, Inc. (a)	41,555
3,270	H&R Block, Inc.	85,249
1,614	Service Corp. International	105,894
		232,698
	Electric Utilities – 3.1%
1,538	ALLETE, Inc.	91,265
2,383	Hawaiian Electric Industries, Inc.	97,965
910	IDACORP, Inc.	95,714
2,563	OGE Energy Corp.	99,137
2,176	PNM Resources, Inc.	101,532
		485,613
	Electrical Equipment – 1.5%
550	Hubbell, Inc.	107,448
2,262	nVent Electric PLC	76,410
427	Regal Rexnord Corp.	54,332
		238,190
	Electronic Equipment, Instruments & Components – 4.8%
843	Arrow Electronics, Inc. (a)	99,356
2,356	Avnet, Inc.	102,863
636	Cognex Corp.	43,013
970	Insight Enterprises, Inc. (a)	96,389
965	Jabil, Inc.	55,709
4,685	Knowles Corp. (a)	86,766
254	Littelfuse, Inc.	58,230
1,222	OSI Systems, Inc. (a)	96,660

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
586	TD SYNNEX Corp.	$58,653
4,394	TTM Technologies, Inc. (a)	61,296
		758,935
	Entertainment – 0.5%
1,325	World Wrestling Entertainment, Inc., Class A	77,367
	Food & Staples Retailing – 1.2%
539	Casey’s General Stores, Inc.	108,501
1,281	Grocery Outlet Holding Corp. (a)	43,131
1,476	Sprouts Farmers Market, Inc. (a)	43,985
		195,617
	Food Products – 4.8%
2,252	Cal-Maine Foods, Inc.	121,000
3,910	Flowers Foods, Inc.	103,693
1,958	Hain Celestial Group (The), Inc. (a)	65,671
4,666	Hostess Brands, Inc. (a)	105,872
1,148	Ingredion, Inc.	97,706
637	J&J Snack Foods Corp.	95,359
632	Lancaster Colony Corp.	98,074
998	Post Holdings, Inc. (a)	74,241
		761,616
	Gas Utilities – 3.5%
1,515	National Fuel Gas Co.	106,247
2,211	New Jersey Resources Corp.	95,427
1,794	Northwest Natural Holding Co.	85,807
1,229	ONE Gas, Inc.	103,691
1,451	Spire, Inc.	105,560
1,509	UGI Corp.	51,758
		548,490
	Health Care Equipment & Supplies – 2.1%
457	CONMED Corp.	60,763
722	Enovis Corp. (a)	46,836
1,364	Envista Holdings Corp. (a)	54,042
1,237	Globus Medical, Inc., Class A (a)	81,914
1,357	Integra LifeSciences Holdings Corp. (a)	82,994
		326,549
	Health Care Providers & Services – 2.5%
636	Acadia Healthcare Co., Inc. (a)	43,172
208	Chemed Corp.	102,209
1,355	Encompass Health Corp.	93,264
233	Molina Healthcare, Inc. (a)	73,034
Shares	Description	Value

	Health Care Providers & Services (Continued)
2,473	Patterson Cos., Inc.	$76,094
		387,773
	Health Care Technology – 0.3%
2,147	Allscripts Healthcare Solutions, Inc. (a)	44,357
	Hotels, Restaurants & Leisure – 1.8%
634	Choice Hotels International, Inc.	89,052
358	Cracker Barrel Old Country Store, Inc.	39,734
755	Jack in the Box, Inc.	62,484
484	Papa John’s International, Inc.	44,068
524	Wyndham Hotels & Resorts, Inc.	46,091
		281,429
	Household Durables – 0.7%
482	Helen of Troy, Ltd. (a)	103,394
	Household Products – 0.6%
3,228	Energizer Holdings, Inc.	97,776
	Insurance – 6.0%
157	Alleghany Corp. (a)	131,330
721	American Financial Group, Inc.	99,844
1,506	First American Financial Corp.	87,815
713	Hanover Insurance Group (The), Inc.	104,683
1,041	Kemper Corp.	48,053
176	Kinsale Capital Group, Inc.	39,017
1,872	Mercury General Corp.	94,405
3,882	Old Republic International Corp.	85,443
455	Reinsurance Group of America, Inc.	48,831
676	RenaissanceRe Holdings Ltd.	97,019
955	RLI Corp.	109,615
		946,055
	Interactive Media & Services – 0.2%
441	Ziff Davis, Inc. (a)	38,967
	IT Services – 1.8%
1,547	CSG Systems International, Inc.	95,094
2,390	Genpact Ltd.	96,245
1,327	Maximus, Inc.	96,712
		288,051
	Leisure Products – 0.5%
1,813	Mattel, Inc. (a)	44,074
440	Polaris, Inc.	41,774
		85,848

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services – 0.3%
696	Syneos Health, Inc. (a)	$50,871
	Machinery – 5.4%
305	AGCO Corp.	38,857
671	Crane Co.	64,570
1,924	Donaldson Co., Inc.	94,353
722	Esab Corp.	33,934
1,855	Flowserve Corp.	60,677
1,433	Graco, Inc.	88,875
1,172	ITT, Inc.	82,298
785	Lincoln Electric Holdings, Inc.	105,763
576	Middleby (The) Corp. (a)	88,641
702	Oshkosh Corp.	64,893
700	Timken (The) Co.	40,348
1,165	Toro (The) Co.	93,351
		856,560
	Media – 0.3%
1,114	New York Times (The) Co., Class A	42,688
	Metals & Mining – 1.1%
423	Reliance Steel & Aluminum Co.	83,860
639	Royal Gold, Inc.	83,376
		167,236
	Multi-Utilities – 1.8%
2,200	Avista Corp.	89,254
1,408	Black Hills Corp.	103,122
1,619	NorthWestern Corp.	91,781
		284,157
	Personal Products – 0.2%
1,265	BellRing Brands, Inc. (a)	27,109
	Pharmaceuticals – 0.7%
381	Jazz Pharmaceuticals PLC (a)	61,044
676	Pacira BioSciences, Inc. (a)	50,409
		111,453
	Professional Services – 3.4%
558	ASGN, Inc. (a)	63,305
339	CACI International, Inc., Class A (a)	89,937
834	Exponent, Inc.	79,905
679	FTI Consulting, Inc. (a)	107,085
1,196	KBR, Inc.	58,879
411	ManpowerGroup, Inc.	37,072
1,138	Science Applications International Corp.	94,716
		530,899
	Real Estate Management & Development – 0.2%
166	Jones Lang LaSalle, Inc. (a)	36,309
Shares	Description	Value

	Road & Rail – 2.1%
1,926	Knight-Swift Transportation Holdings, Inc.	$92,236
648	Landstar System, Inc.	100,375
742	Ryder System, Inc.	51,866
2,298	Werner Enterprises, Inc.	91,070
		335,547
	Semiconductors & Semiconductor Equipment – 0.3%
544	Cirrus Logic, Inc. (a)	41,235
	Software – 1.5%
2,133	CDK Global, Inc.	116,056
686	CommVault Systems, Inc. (a)	41,846
78	Fair Isaac Corp. (a)	29,134
360	Manhattan Associates, Inc. (a)	46,998
		234,034
	Specialty Retail – 0.5%
350	Murphy USA, Inc.	81,760
	Textiles, Apparel & Luxury Goods – 0.6%
526	Carter’s, Inc.	44,310
690	Columbia Sportswear Co.	56,691
		101,001
	Thrifts & Mortgage Finance – 1.6%
1,976	Essent Group Ltd.	80,087
4,614	MGIC Investment Corp.	60,259
769	Mr Cooper Group, Inc. (a)	34,582
8,805	New York Community Bancorp, Inc.	81,358
		256,286
	Trading Companies & Distributors – 1.3%
1,261	MSC Industrial Direct Co., Inc., Class A	104,487
348	Watsco, Inc.	92,839
		197,326
	Water Utilities – 1.7%
1,153	American States Water Co.	90,695
1,698	California Water Service Group	88,075
2,115	Essential Utilities, Inc.	94,668
		273,438
	Total Common Stocks	12,450,081
	(Cost $12,792,656)
REAL ESTATE INVESTMENT TRUSTS – 20.5%
	Equity Real Estate Investment Trusts – 17.6%
1,550	Agree Realty Corp.	105,276

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
1,820	American Campus Communities, Inc.	$117,699
1,877	Apartment Income REIT Corp.	92,292
2,709	Brandywine Realty Trust	31,614
586	Camden Property Trust	91,938
2,412	Corporate Office Properties Trust	64,376
2,502	Cousins Properties, Inc.	89,822
1,106	Douglas Emmett, Inc.	32,583
4,707	Easterly Government Properties, Inc.	89,668
520	EastGroup Properties, Inc.	97,500
1,706	First Industrial Realty Trust, Inc.	98,948
3,739	Four Corners Property Trust, Inc.	102,673
6,664	Global Net Lease, Inc.	93,496
1,962	Healthcare Realty Trust, Inc.	53,131
2,229	Highwoods Properties, Inc.	91,032
1,764	Independence Realty Trust, Inc.	48,087
3,546	JBG SMITH Properties	93,473
1,056	Kilroy Realty Corp.	73,920
410	Lamar Advertising Co., Class A	45,268
753	Life Storage, Inc.	99,765
4,859	Medical Properties Trust, Inc.	89,357
2,287	National Retail Properties, Inc.	100,262
1,444	National Storage Affiliates Trust	81,730
2,158	Omega Healthcare Investors, Inc.	54,986
5,910	Physicians Realty Trust	101,297
617	PS Business Parks, Inc.	115,502
1,863	Rayonier, Inc.	80,482
5,383	Retail Opportunity Investments Corp.	100,285
1,423	Rexford Industrial Realty, Inc.	111,051
2,688	Sabra Health Care REIT, Inc.	31,396
2,138	Spirit Realty Capital, Inc.	92,896
3,657	STORE Capital Corp.	103,969
4,050	Washington Real Estate Investment Trust	97,565
		2,773,339
	Mortgage Real Estate Investment Trusts – 2.9%
11,550	ARMOUR Residential REIT, Inc.	84,777
5,660	Ellington Financial, Inc.	91,636
4,946	KKR Real Estate Finance Trust, Inc.	93,974
6,142	PennyMac Mortgage Investment Trust	94,218
Shares	Description	Value

	Mortgage Real Estate Investment Trusts (Continued)
18,910	Two Harbors Investment Corp.	$90,957
		455,562
	Total Real Estate Investment Trusts	3,228,901
	(Cost $3,271,427)
	Total Investments – 99.4%	15,678,982
	(Cost $16,064,083)
	Net Other Assets and Liabilities – 0.6%	93,692
	Net Assets – 100.0%	$15,772,674

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,450,081	$ 12,450,081	$ —	$ —
Real Estate Investment Trusts*	3,228,901	3,228,901	—	—
Total Investments	$ 15,678,982	$ 15,678,982	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund III
April 30, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.